Account Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ACCOUNT RECEIVABLE
Accounts Receivable	$ 246,994	$ 203,711
Accounts Receivable Change Amount	$ 43,283
Accounts Receivable Change Percentage	21.00%
Allowance for doubtful accounts	$ (246,994)	(192,385)
Allowance for doubtful accounts Change Amount	$ (54,609)
Allowance for doubtful accounts Change Percentage	28.00%
Accounts Receivable Total	$ 0	$ 11,326
Accounts Receivable Change Amount Total	$ (11,326)
Accounts Receivable Change Percentage Total	100.00%